Property, plant and equipment - Capital commitments (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	$ 172,100,000	$ 0
VLCCs
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	172,100,000
Suezmaxes
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	0
FSOs
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	0
2021
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	172,100,000
2021 | VLCCs
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	172,100,000
2021 | Suezmaxes
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	0
2021 | FSOs
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	0
2022
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	0
2022 | VLCCs
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	0
2022 | Suezmaxes
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	0
2022 | FSOs
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments	$ 0